Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.33%
Brazil: 6.15%
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	8,077,000	$23,434,616
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	19,885,515	62,658,033
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	21,096,254
BRF SA ADR (Consumer staples, Food products)†	6,669,115	13,671,686
Cia Brasileira de Aluminio (Materials, Metals & mining)	4,652,600	5,214,651
Diagnosticos da America SA (Health care, Health care providers & services)	3,700,673	10,525,837
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	33,701,316	34,209,108
Lojas Renner SA (Consumer discretionary, Specialty retail)	8,056,892	31,946,439
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	21,599,800	15,302,000
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,696,906	9,477,195
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,046,720	12,538,933
Suzano SA (Materials, Paper & forest products)	646,000	6,566,898
Zamp SA (Consumer discretionary, Hotels, restaurants & leisure)†	3,255,794	3,043,216
		249,684,866
Chile: 1.92%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	25,119,381
Falabella SA (Consumer discretionary, Broadline retail)	19,196,599	53,085,852
		78,205,233
China: 24.37%
Agora, Inc. ADR (Information technology, Software)†	1,224,765	3,955,991
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)†	2,900,000	36,255,113
Alibaba Group Holding Ltd. ADR (Consumer discretionary, Broadline retail)†	940,837	96,115,908
Bilibili, Inc. ADR (Communication services, Entertainment)†	2,098,150	40,011,720
China Literature Ltd. (Communication services, Media)144A†	4,716,168	21,286,222
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	13,517,466
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	25,839,652
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	2,531,768	16,127,362
Hua Medicine (Health care, Pharmaceuticals)144A†	8,733,136	2,519,529
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	11,900,000	20,690,610
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,365,207	62,465,826
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,729,070	88,712,888
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	35,410,600	45,586,227
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
China (continued)
Tencent Holdings Ltd. (Communication services, Interactive media & services)†	4,092,700	$185,981,726
Tencent Music Entertainment Group ADR (Communication services, Entertainment)†	4,556,603	31,850,655
Tongdao Liepin Group (Communication services, Interactive media & services)†	1,636,260	1,978,475
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	955,178	39,200,505
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	5,122,500	45,911,956
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)†	3,018,967	56,847,149
Want Want China Holdings Ltd. (Consumer staples, Food products)	76,125,800	53,002,743
Weibo Corp. ADR (Communication services, Interactive media & services)	2,101,212	33,094,089
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	3,493,500	19,754,497
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	22,521,900	35,462,557
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	2,439,291	3,171,078
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products)144A†	25,612,726	10,739,157
		990,079,101
Colombia: 0.38%
Bancolombia SA ADR (Financials, Banks)	499,100	15,252,496
Hong Kong: 4.67%
AIA Group Ltd. (Financials, Insurance)	9,017,500	89,493,967
Johnson Electric Holdings Ltd. (Consumer discretionary, Automobile components)	4,183,050	5,760,551
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	84,455,400	25,773,359
WH Group Ltd. (Consumer staples, Food products)144A	126,938,195	68,686,505
		189,714,382
India: 14.56%
Axis Bank Ltd. (Financials, Banks)	3,301,923	38,294,860
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	13,605,037
Bandhan Bank Ltd. (Financials, Banks)144A†	1,416,131	3,846,425
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)†	5,019,052	54,304,222
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	347,789	2,080,000
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	14,838,606
Fortis Healthcare Ltd. (Health care, Health care providers & services)	5,334,970	22,433,160
HDFC Bank Ltd. (Financials, Banks)	4,074,376	81,795,889
HDFC Bank Ltd. ADR (Financials, Banks)	368,752	25,178,387
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
India (continued)
Indus Towers Ltd. (Communication services, Diversified telecommunication services)†	2,043,851	$4,274,136
ITC Ltd. (Consumer staples, Tobacco)	13,732,027	77,752,002
Jio Financial Services Ltd. (Energy, Oil, gas & consumable fuels)♦†	450,000	1,381,754
JM Financial Ltd. (Financials, Capital markets)	11,571,429	10,952,577
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	23,187,748
Max Financial Services Ltd. (Financials, Insurance)†	925,389	9,166,835
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	450,000	13,947,476
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	2,332,274	145,767,125
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	964,273	15,031,750
SH Kelkar & Co. Ltd. (Materials, Chemicals)144A	1,244,001	1,793,052
Spandana Sphoorty Financial Ltd. (Financials, Consumer finance)†	440,254	4,388,957
UltraTech Cement Ltd. (Materials, Construction materials)	274,000	27,710,732
		591,730,730
Indonesia: 3.00%
Astra International Tbk PT (Industrials, Industrial conglomerates)	79,651,000	36,180,991
Bank Central Asia Tbk PT (Financials, Banks)	62,747,500	37,968,895
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	56,000,000	13,814,324
Telkom Indonesia Persero Tbk PT ADR (Communication services, Diversified telecommunication services)	1,377,471	33,789,364
		121,753,574
Luxembourg: 0.65%
InPost SA (Industrials, Air freight & logistics)†	2,222,122	26,557,845
Mexico: 9.99%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,452,304	72,222,200
Becle SAB de CV (Consumer staples, Beverages)	14,709,921	38,459,262
Cemex SAB de CV ADR (Materials, Construction materials)†	3,865,872	29,457,945
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	53,756,230	80,802,885
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,250,387	141,606,328
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	2,383,566	22,601,529
Sitios Latinoamerica SAB de CV (Communication services, Diversified telecommunication services)†	4,152,304	1,892,032
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,472,900	18,631,518
		405,673,699
Nigeria: 0.10%
IHS Holding Ltd. (Communication services, Diversified telecommunication services)†	493,367	3,996,273
Peru: 0.14%
Cia de Minas Buenaventura SAA ADR (Materials, Metals & mining)	745,533	5,755,515
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Philippines: 0.65%
ACEN Corp. (Utilities, Independent power and renewable electricity producers)†	2,512,872	$238,820
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	9,378,949
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,242,813
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	13,497,318
		26,357,900
Russia: 0.00%
LUKOIL PJSC (Acquired 4-9-2002, cost $16,145,227) (Energy, Oil, gas & consumable fuels)♦†˃	340,179	0
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
South Africa: 3.13%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	4,888,543	38,282,824
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,571,500	51,604,143
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	22,931,107
Tiger Brands Ltd. (Consumer staples, Food products)	1,631,933	14,521,888
		127,339,962
South Korea: 12.61%
KT Corp. (Communication services, Diversified telecommunication services)	315,000	7,290,237
KT Corp. ADR (Communication services, Diversified telecommunication services)	4,534,713	53,192,183
KT&G Corp. (Consumer staples, Tobacco)	352,091	22,816,237
LG Chem Ltd. (Materials, Chemicals)	50,109	25,474,155
NAVER Corp. (Communication services, Interactive media & services)	248,500	44,254,893
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,465,800	244,547,790
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	710,337	38,898,147
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	556,500	53,875,260
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	424,000	15,334,719
SK Telecom Co. Ltd. ADR (Communication services, Wireless telecommunication services)	340,000	6,823,800
		512,507,421
Taiwan: 12.16%
104 Corp. (Industrials, Professional services)	1,655,000	10,690,500
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)†	2,020,881	44,370,448
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	3,220,000	$28,586,702
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,005,224	125,943,123
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	2,045,552	202,816,481
Uni-President Enterprises Corp. (Consumer staples, Food products)	34,012,368	81,495,913
		493,903,167
Thailand: 2.44%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	1,933,139	9,008,090
PTT PCL (Energy, Oil, gas & consumable fuels)	22,759,000	23,105,584
SCB X PCL (Financials, Banks)	8,405,100	27,502,354
Thai Beverage PCL (Consumer staples, Beverages)	86,427,000	39,321,929
		98,937,957
United States: 1.41%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	25,116	31,094,864
Southern Copper Corp. (Materials, Metals & mining)	282,191	24,674,781
Uxin Ltd. Class A (Consumer discretionary, Specialty retail)♦†	23,979,831	1,398,815
		57,168,460
Total common stocks (Cost $3,091,902,186)		3,994,618,581

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Expiration date	Shares
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	72,020	75,390
Total warrants (Cost $0)			75,390
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.31%
Investment companies: 1.31%
Allspring Government Money Market Fund Select Class♠∞		5.19%	53,319,477	$53,319,477
Total short-term investments (Cost $53,319,477)				53,319,477
Total investments in securities (Cost $3,145,382,354)	99.64%			4,048,013,448
Other assets and liabilities, net	0.36			14,764,616
Total net assets	100.00%			$4,062,778,064

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $35,789,377), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
«	This security is on loan pending return from the lending agent.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp.†	$3,000,328	$0	$0	$0	$170,750	$3,171,078	2,439,291	$0
Short-term investments
Allspring Government Money Market Fund Select Class	113,703,486	306,278,266	(366,662,275)	0	0	53,319,477	53,319,477	4,215,329
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	38,056,633	225,700,376	(263,757,266)	257	0	0	0	987,949 [1]
				$257	$170,750	$56,490,555		$5,203,278

†	Non-income-earning security
[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—July 31, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$249,684,866	$0	$0	$249,684,866
Chile	78,205,233	0	0	78,205,233
China	990,079,101	0	0	990,079,101
Colombia	15,252,496	0	0	15,252,496
Hong Kong	189,714,382	0	0	189,714,382
India	590,348,976	1,381,754	0	591,730,730
Indonesia	121,753,574	0	0	121,753,574
Luxembourg	26,557,845	0	0	26,557,845
Mexico	405,673,699	0	0	405,673,699
Nigeria	3,996,273	0	0	3,996,273
Peru	5,755,515	0	0	5,755,515
Philippines	26,357,900	0	0	26,357,900
Russia	0	0	0	0
South Africa	127,339,962	0	0	127,339,962
South Korea	512,507,421	0	0	512,507,421
Taiwan	493,903,167	0	0	493,903,167
Thailand	98,937,957	0	0	98,937,957
United States	55,769,645	1,398,815	0	57,168,460
Convertible debentures	0	0	0	0
Warrants
Brazil	0	75,390	0	75,390
Short-term investments
Investment companies	53,319,477	0	0	53,319,477
Total assets	$4,045,157,489	$2,855,959	$0	$4,048,013,448
As of July 31, 2023, $1,386,900 was segregated as cash collateral for a security on loan.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Emerging Markets Equity Fund